Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		177 Months Ended	180 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2011
REVENUES	$ 0	$ 28,808	$ 49,210	$ 354,157	$ 743,639	$ 743,639
COSTS AND EXPENSES
Cost of Sales	571	9,467	50,260	65,704	115,964	116,535
Research and Development (including non-cash stock related charges of $0, $0 and $205,733 for the three months ended September 30, 2010 & 2011 and inception to date respectively)	41,403	193,780	625,417	2,203,383	12,257,562	12,298,965
General and Administrative (including non-cash stock related charges of $62,945, $6,520,500 and $19,274,854 for the three months ended September 30, 2010 & 2011 and inception to date respectively)	6,888,462	522,994	1,823,178	1,844,776	27,230,052	34,118,514
Depreciation and Amortization	3,681	3,873	15,491	25,704	578,330	582,011
TOTAL COSTS AND EXPENSES	6,934,117	730,114	2,514,346	4,139,567	40,181,908	47,116,025
OPERATING LOSS	(6,934,117)	(701,306)	(2,465,136)	(3,785,410)	(39,438,269)	(46,372,386)
OTHER INCOME (EXPENSE)
Interest (Expense)	(70,690)	(29,940)	(141,335)	(786,805)	(2,627,585)	(2,698,275)
Net Reparation, Impairment and Other Income (Expense)	1,131	0	8,915	168,409	(6,584,112)	(6,582,981)
Net Credits (Charges) related to Convertible Debt	824,454	2,725,735	1,866,669	(2,961,939)	(1,450,176)	(625,722)
TOTAL OTHER INCOME (EXPENSE)	754,895	2,695,795	1,734,249	(3,580,335)	(10,661,873)	(9,906,978)
Income (Loss) From Continuing Operations, before Income Taxes	(6,179,222)	1,994,489	(730,887)	(7,365,745)	(50,100,142)	(56,279,364)
Income (Loss) From Discontinued Operations, Net of Income Taxes of $0 in 2010 and 2011, offset by benefit from tax loss carryforwards of $0 in 2010 and 2011 (including non-cash stock related charges of $0, $0 and $57,515,718 for the three months ended September 30, 2010 & 2011 and inception to date respectively)	0	0	244,496	0	(144,543,813)	(144,543,813)
Income Taxes	0	0	0	0	0	0
Net Income (Loss)	$ (6,179,222)	$ 1,994,489	$ (486,391)	$ (7,365,745)	$ (194,643,955)	$ (200,823,177)
Net loss per share from:
Continuing Operations-Basic	$ 0.00	$ 0.00
Discontinued Operations-Basic
Continuing Operations-Diluted		$ 0.00	$ 0.00	$ (0.01)
Discontinued Operations-Diluted
Weighted Average Number of Shares Outstanding;
Basic	2,053,984,273	1,189,554,845
Diluted		1,713,140,738	1,402,130,735	1,041,685,519